Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

As at December 31, 2022 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	20,162	6,641	938	14,459
Distribution	12,707	4,380	107	8,434
Communication	1,299	1,046	71	324
Administration and service	2,120	1,065	85	1,140
Easements	701	88		613
	36,989	13,220	1,201	24,970

As at December 31, 2021 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	18,970	6,307	1,183	13,846
Distribution	12,045	4,163	95	7,977
Communication	1,246	981	46	311
Administration and service	1,963	1,022	78	1,019
Easements	679	84	—	595
	34,903	12,557	1,402	23,748